STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 25, 2024	Sep. 09, 2024	Nov. 21, 2023	Nov. 30, 2023	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024		Aug. 31, 2023		Apr. 12, 2024	Dec. 20, 2021	Dec. 16, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					250,000,000		250,000,000		250,000,000				75,000,000
Common stock, par value					$ 0.001		$ 0.001		$ 0.001		$ 0.001		$ 0.001
Number of shares, issued			373,822
Shares issued price per share			$ 2.50
Gross proceeds from common stock									$ 1,143,728
Number of shares issued, service									500
Reverse stock split description		1:4 Reverse Stock Split			1:4 Reverse Stock Split, each 4 pre-split
Common stock shares issued		25,685,591			27,180,631		25,685,591		25,577,734			101,779,323
Common stock shares outstanding					27,180,631		25,685,591		25,577,734			101,779,323
Offering proceeds									$ 934,534
Shares to be issued									$ 1,066,052
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split description		1:4 Reverse Stock Split
Common stock shares issued		25,685,591
Consulting Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued	815,419
[custom:PercentageOfConsiderationForServices]	3.00%
Consulting Services [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued	815,419
[custom:PercentageOfConsiderationForServices]	3.00%
15 Referral Agents [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued			52,107			52,107	52,107
Two Individuals [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, service			5,500				5,500
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued	679,516
[custom:PercentageOfConsiderationForServices]	2.50%
IPO [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued	679,516
[custom:PercentageOfConsiderationForServices]	2.50%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized							1,000,000,000						1,000,000,000
Number of shares, issued				93,455			93,455	[1]	114,385	[1]
Gross proceeds from common stock									$ 1,068,728
Number of shares issued, service				14,402			14,402	[1]
Common stock shares issued							102,742,362
Common Stock [Member] | Series of Offerings [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued						373,822	373,822		427,536
Shares issued price per share						$ 2.50	$ 2.50		$ 2.50
Gross proceeds from common stock							$ 934,555		$ 934,534

[1]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.